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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
                                              --------------------
    This Amendment (Check only one.):       [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Delphi Financial Group, Inc.
Address: 1105 North Market Street, Suite 1230
         P.O. Box 8985
         Wilmington, Delaware 19899

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chad W. Coulter
Title:   Senior Vice President, General Counsel and Secretary
Phone:   (302) 478-5142

Signature, Place, and Date of Signing:

/s/ Chad W. Coulter        Philadelphia, Pennsylvania      March 11, 2013
------------------------ ---------------------------- --------------------------
     [Signature]               [City, State]                  [Date]

Delphi Financial Group, Inc. ("DFG") is the parent company of Delphi Capital Management, Inc. ("DCM"), which is an institutional investment manager for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended, and therefore may be deemed to have investment discretion with respect to Section 13(f) securities as to which DCM possesses investment discretion. DFG is a direct wholly-owned subsidiary of Tokio Marine & Nichido Fire Insurance Co., Ltd. and an indirect wholly-owned subsidiary of Tokio Marine Holdings, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

028-                                 Delphi Capital Management, Inc.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 160,514 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number              Name

1              028-                         Delphi Capital Management, Inc.
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                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
---------------------------- ---------------- --------- --------- ------------------ ---------- -------- ---------------------------
                                                                                                              VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/ PUT/             OTHER   ---------------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x $1000)  PRN AMT  PRN CAL  INVESTMENT MANAGER     SOLE     SHARED   NONE
---------------------------- ---------------- --------- --------- ------------------ ---------- -------- ---------------------------
AMERICAN CAPITAL AGENCY CORP COM              02503X105    26,525   917,804  SH      DEFINED      1        917,804
CYS INVTS INC                COM              12673A108    27,491 2,327,800  SH      DEFINED      1      2,327,800
DYNEX CAPITAL INC            COM NEW          26817Q506       660    69,909  SH      DEFINED      1         69,909
GOVERNMENT PPTYS INCOME TR   COM SHS BEN INT  38376A103     5,993   250,000  SH      DEFINED      1        250,000
HELIOS TOTAL RETURN FD INC   COM NEW          42327V208       266    11,250  SH      DEFINED      1         11,250
MARKWEST ENERGY PARTNERS L P UNIT LTD PARTN   570759100     7,667   150,300  SH      DEFINED      1        150,300
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    20,089   804,195  SH      DEFINED      1        804,195
PROSPECT CAPITAL CORPORATION COM              74348T102    18,479 1,700,000  SH      DEFINED      1      1,700,000
PVR PARTNERS L P             COM UNIT REPTG L 693665101     8,168   314,386  SH      DEFINED      1        314,386
SELECT INCOME REIT           COM SH BEN INT   81618T100     3,133   126,500  SH      DEFINED      1        126,500
SPDR SERIES TRUST            BRC HGH YLD BD   78464A417     5,292   130,000  SH      DEFINED      1        130,000
TWO HBRS INVT CORP           COM              90187B101    36,751 3,316,900  SH      DEFINED      1      3,316,900